Stock-Based Compensation	12 Months Ended
May 25, 2014
Share-based Compensation [Abstract]
Stock-Based Compensation
STOCK-BASED COMPENSATION
We maintain two active stock option and stock grant plans under which new awards may still be issued, known as the Darden Restaurants, Inc. 2002 Stock Incentive Plan (2002 Plan) and the RARE Hospitality International, Inc. Amended and Restated 2002 Long-Term Incentive Plan (RARE Plan). We also have four other stock option and stock grant plans under which we no longer can grant new awards, although awards outstanding under the plans may still vest and be exercised in accordance with their terms: the Stock Plan for Directors (Director Stock Plan); the Director Compensation Plan; the Stock Option and Long-Term Incentive Plan of 1995 (1995 Plan) and the Restaurant Management and Employee Stock Plan of 2000 (2000 Plan). All of the plans are administered by the Compensation Committee of the Board of Directors. The 2002 Plan provides for the issuance of up to 25.1 million common shares in connection with the granting of non-qualified stock options, incentive stock options, stock appreciation rights, restricted stock, restricted stock units (RSUs), stock awards and other stock-based awards including performance stock units and Darden stock units to key employees and non-employee directors. The RARE Plan provides for the issuance of up to 3.9 million common shares in connection with the granting of non-qualified stock options, incentive stock options and restricted stock to employees. Awards under the RARE Plan are only permitted to be granted to employees who were employed by RARE as of the date of acquisition and continued their employment with the Company. The Director Stock Plan provided for the issuance of up to 0.375 million common shares out of our treasury in connection with the granting of non-qualified stock options, restricted stock and RSUs to non-employee directors. No new awards could be granted under the Director Stock Plan after September 30, 2000. The Director Compensation Plan provided for the issuance of 0.1 million common shares out of our treasury to non-employee directors. No new awards could be granted under the Director Compensation Plan after September 30, 2005. The 1995 Plan provided for the issuance of up to 33.3 million common shares in connection with the granting of non-qualified stock options, restricted stock or RSUs to key employees. The 2000 Plan provided for the issuance of up to 5.4 million shares of common stock out of our treasury as non-qualified stock options, restricted stock or RSUs. Under all of these plans, stock options are granted at a price equal to the fair value of the shares at the date of grant for terms not exceeding 10 years and have various vesting periods at the discretion of the Compensation Committee. Outstanding options generally vest over one to four years. Restricted stock and RSUs granted under the 1995 Plan, the 2000 Plan and the 2002 Plan generally vest over periods ranging from three to five years and no sooner than one year from the date of grant. Performance Stock Units granted under the 2002 Plan generally vest over a three-year period, and vested amounts may range from 0.0 to 150.0 percent of targeted amounts depending on the achievement of certain sales and diluted net earnings per share performance measures. Darden stock units granted under the 2002 Plan generally vest over a five-year period, with no performance vesting feature.
On December 15, 2005, the Board of Directors approved the Director Compensation Program, effective as of October 1, 2005, for Non-Employee Directors. The Director Compensation Program provides for payments to non-employee directors of: (a) an annual retainer and meeting fees for special Board meetings and committee meetings; (b) an additional annual retainer for the Lead Director and committee chairs; and (c) an annual award of common stock with a fair value of $0.1 million on the date of grant upon election or re-election to the Board. Directors may elect to have their cash compensation paid in any combination of current or deferred cash, common stock or salary replacement options. Deferred cash compensation may be invested on a tax-deferred basis in the same manner as deferrals under our non-qualified deferred compensation plan. Prior to the date of grant, directors may elect to have their annual stock award paid in the form of common stock or cash, or a combination thereof, or deferred. To the extent directors elect to receive cash or cash settled awards, the value of the awards are carried as a liability on our consolidated balance sheet at fair value until such time as it is settled. All stock options and other stock or stock-based awards that are part of the compensation paid or deferred pursuant to the Director Compensation Program are awarded under the 2002 Plan.
Stock-based compensation expense included in continuing operations was as follows:

(in millions)	Fiscal Year
	2014	2013	2012
Stock options	$19.3	$16.3	$16.6
Restricted stock/restricted stock units	0.9	2.1	3.8
Darden stock units	12.3	13.6	11.9
Performance stock units	2.5	4.7	11.3
Employee stock purchase plan	1.8	1.8	1.8
Director compensation program/other	1.9	1.5	1.3
	$38.7	$40.0	$46.7

The following table presents a summary of our stock option activity as of and for the year ended May 25, 2014:

	Options (in millions)	Weighted-Average Exercise Price Per Share	Weighted-Average Remaining Contractual Life (Yrs)	Aggregate Intrinsic Value (in millions)
Outstanding beginning of period	11.6	$38.81	5.47	$162.6
Options granted	1.7	48.32
Options exercised	(1.8)	28.57
Options canceled	(0.3)	47.21
Outstanding end of period	11.2	$41.66	5.57	$91.0
Exercisable	6.5	$36.62	3.76	$84.6

The total intrinsic value of options exercised during fiscal 2014, 2013 and 2012 was $39.9 million, $47.1 million and $49.7 million, respectively. Cash received from option exercises during fiscal 2014, 2013 and 2012 was $50.9 million, $57.0 million and $62.9 million, respectively. Stock options have a maximum contractual period of 10 years from the date of grant. We settle employee stock option exercises with authorized but unissued shares of Darden common stock or treasury shares we have acquired through our ongoing share repurchase program.
As of May 25, 2014, there was $26.5 million of unrecognized compensation cost related to unvested stock options granted under our stock plans. This cost is expected to be recognized over a weighted-average period of 2.1 years. The total fair value of stock options that vested during fiscal 2014 was $20.5 million.
Restricted stock and RSUs are granted at a value equal to the market price of our common stock on the date of grant. Restrictions lapse with regard to restricted stock, and RSUs are settled in shares, at the end of their vesting periods, which is generally four years.
The following table presents a summary of our restricted stock and RSU activity as of and for the fiscal year ended May 25, 2014:

	Shares (in millions)	Weighted-Average Grant Date Fair Value Per Share
Outstanding beginning of period	0.2	$35.13
Shares granted	0.1	49.24
Shares vested	(0.1)	35.12
Outstanding end of period	0.2	$39.04

As of May 25, 2014, there was $4.1 million of unrecognized compensation cost related to unvested restricted stock and RSUs granted under our stock plans. This cost is expected to be recognized over a weighted-average period of 2.8 years. The total fair value of restricted stock and RSUs that vested during fiscal 2014, 2013 and 2012 was $2.3 million, $5.5 million and $10.0 million, respectively.
Darden stock units are granted at a value equal to the market price of our common stock on the date of grant and will be settled in cash at the end of their vesting periods, which range between four and five years, at the then market price of our common stock. Compensation expense is measured based on the market price of our common stock each period, is amortized over the vesting period and the vested portion is carried as a liability on our accompanying consolidated balance sheets. We also entered into equity forward contracts to hedge the risk of changes in future cash flows associated with the unvested, unrecognized Darden stock units granted (see Note 10 – Derivative Instruments and Hedging Activities for additional information).
The following table presents a summary of our Darden stock unit activity as of and for the fiscal year ended May 25, 2014:

(All units settled in cash)	Units (in millions)	Weighted-Average Fair Value Per Unit
Outstanding beginning of period	2.2	$52.83
Units granted	0.6	49.11
Units vested	(0.5)	48.87
Units canceled	(0.2)	46.20
Outstanding end of period	2.1	$49.55

As of May 25, 2014, our total Darden stock unit liability was $57.3 million, including $32.8 million recorded in other current liabilities and $24.5 million recorded in other liabilities on our consolidated balance sheets. As of May 26, 2013, our total Darden stock unit liability was $61.1 million, including $19.9 million recorded in other current liabilities and $41.2 million recorded in other liabilities on our consolidated balance sheets.

Based on the value of our common stock as of May 25, 2014, there was $42.3 million of unrecognized compensation cost related to Darden stock units granted under our incentive plans. This cost is expected to be recognized over a weighted-average period of 2.9 years. The total fair value of Darden stock units that vested during fiscal 2014 was $22.7 million.

The following table presents a summary of our performance stock unit activity as of and for the fiscal year ended May 25, 2014:

(All units settled in cash)	Units (in millions)	Weighted-Average Fair Value Per Unit
Outstanding beginning of period	0.9	$36.83
Units granted	0.3	48.63
Units vested	(0.2)	49.08
Units canceled	(0.2)	41.74
Performance unit adjustment	(0.5)	49.90
Outstanding end of period	0.3	$49.55

As of May 25, 2014, our total performance stock unit liability was $9.5 million, including $5.3 million recorded in other current liabilities and $4.2 million recorded in other liabilities on our consolidated balance sheets. As of May 26, 2013, our total performance stock unit liability was $16.8 million, including $9.0 million recorded in other current liabilities and $7.8 million recorded in other liabilities on our consolidated balance sheets.

Performance stock units cliff vest three years from the date of grant, where 0.0 percent to 150.0 percent of the entire grant is earned or forfeited at the end of three years. The number of units that actually vests will be determined for each year based on the achievement of Company performance criteria set forth in the award agreement and may range from 0.0 percent to 150.0 percent of the annual target. All awards will be settled in cash. The awards are measured based on the market price of our common stock each period, are amortized over the service period and the vested portion is carried as a liability in our accompanying consolidated balance sheets. As of May 25, 2014, there was $5.3 million of unrecognized compensation cost related to unvested performance stock units granted under our stock plans. This cost is expected to be recognized over a weighted-average period of 1.7 years. The total fair value of performance stock units that vested in fiscal 2014 was $8.8 million.
We maintain an Employee Stock Purchase Plan to provide eligible employees who have completed one year of service (excluding senior officers subject to Section 16(b) of the Securities Exchange Act of 1934, and certain other employees who are employed less than full time or own 5 percent or more of our capital stock or that of any subsidiary) an opportunity to invest up to $5.0 thousand per calendar quarter to purchase shares of our common stock, subject to certain limitations. Under the plan, up to an aggregate of 3.6 million shares are available for purchase by employees at a purchase price that is 85.0 percent of the fair market value of our common stock on either the first or last trading day of each calendar quarter, whichever is lower. Cash received from employees pursuant to the plan during fiscal 2014, 2013 and 2012 was $7.2 million, $7.3 million and $7.2 million, respectively.